Prepaid expenses and other current assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising	€ 289	€ 2,135
Other prepaid expenses	5,179	4,022
Assets held for sale	0	100
Other assets	901	201
Total	€ 6,369	€ 6,458